Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of compensation expense

	December 31,
	2017	2016
Stock-based compensation costs included in:
Costs of sales	$6	$1
Sales and marketing expense	76	74
General and administrative expense	202	198
Total stock-based compensation expense	$284	$273

Schedule of weighted average assumptions
Risk-free interest rate	1.14%
Expected term	6.25 years
Expected price volatility	47.89%
Dividend yield	0%

Stock-Based Compensation [Member]
Schedule of stock options outstanding

		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Range of Exercise	Number	Contractual	Exercise	Options	Exercise
Prices between	Outstanding	Life	Price	Exercisable	Price
$0.18 - $0.65	7,620,000	7.19	$0.28	4,702,530	$0.30
$0.66 - $0.79	30,000	5.55	0.79	30,000	$0.79
$0.80 - $12.25	15,500	4.09	3.73	15,500	$3.73
	7,665,500	7.18	$0.29

Schedule of stock option activity

	Options	Weighted Average
	Outstanding	Exercise Price
Balance, December 31, 2017	7,190,500	$0.29
Granted	575,000	0.29
Exercised	-	-
Forfeited or expired	(100,000)	0.19
Balance, June 30, 2018	7,665,500	$0.29

Schedule of compensation expense

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2018	2017	2018	2017
Stock-based compensation costs included in:
Costs of sales	$-	$2	$(6)	$4
Sales and marketing expense	10	19	16	38
General and administrative expense	103	50	167	100
Total stock-based compensation expense	$113	$71	$177	$142